Acquisitions (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended						3 Months Ended	6 Months Ended		3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended		3 Months Ended	6 Months Ended		3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2011 Branded Pharmaceuticals [Member] Penwest Pharmaceuticals Co. [Member]	Jun. 30, 2011 Generics [Member] Qualitest [Member]	Jun. 30, 2011 Devices And Services [Member] AMS [Member]	Jun. 30, 2011 Devices And Services [Member] HealthTronics, Inc. [Member]	Jun. 30, 2011 AMS [Member]	Jun. 30, 2011 AMS [Member]	Jun. 17, 2011 AMS [Member]	Jun. 30, 2011 AMS [Member]	Jun. 30, 2011 AMS [Member]	Jun. 30, 2011 Qualitest [Member]	Jun. 30, 2011 Qualitest [Member]	Nov. 30, 2010 Qualitest [Member]	Jun. 30, 2011 Qualitest [Member]	Jun. 30, 2011 Qualitest [Member]	Sep. 20, 2010 Penwest Pharmaceuticals Co. [Member]	Jun. 30, 2011 Penwest Pharmaceuticals Co. [Member]	Jun. 30, 2011 Penwest Pharmaceuticals Co. [Member]	Jun. 30, 2011 HealthTronics, Inc. [Member]	Jun. 30, 2011 HealthTronics, Inc. [Member]	Jun. 30, 2011 HealthTronics, Inc. [Member]	Jun. 30, 2011 HealthTronics, Inc. [Member]	Dec. 31, 2010 HealthTronics, Inc. [Member]	Jul. 12, 2010 HealthTronics, Inc. [Member]
Date of acquisition of subsidiary															June 17, 2011					November 30, 2010			September 20, 2010				July 2, 2010
Total purchase price of acquired entity														$ 2,400,000,000	$ 2,400,000,000				$ 769,400,000	$ 769,400,000
Aggregate consideration, related to stock-based compensation awards and certain other amounts														71,600,000	71,600,000
Completion date of acquisition of subsidiary																							November 4, 2010				July 12, 2010
Acquisition of subsidiary, purchase price per share														$ 30.00	$ 30.00											$ 4.85	$ 4.85
Aggregate cash consideration																						171,800,000	171,800,000			214,800,000	214,800,000
Escrow amount used to fund working capital requirement																				8,000,000
Purchase price placed into escrow																			108,000,000	108,000,000
Escrow account used to fund all the claims																				100,000,000
Deferred tax assets related to federal net operating loss and credit carryforwards														15,400,000	15,400,000				68,300,000	68,300,000		30,200,000	30,200,000			46,500,000	46,500,000
Deferred income taxes													(507,019,000)	507,000,000	507,000,000			205,265,000	205,300,000	205,300,000	40,330,000	40,300,000	40,300,000			22,400,000	22,400,000
Goodwill assigned to segment							39,100,000	223,300,000	1,752,400,000	155,000,000			1,752,427,000					223,288,000			39,111,000
Goodwill expected to be deductible for income tax purposes														13,200,000	13,200,000				170,400,000	170,400,000		0	0			33,600,000	33,600,000
Acquisition-related costs	17,626,000	4,796,000	23,699,000	6,325,000	18,976,000	(93,081,000)					21,128,000	23,264,000		21,100,000	23,300,000	1,353,000	4,594,000		1,400,000	4,600,000		200,000	200,000	1,511,000	2,861,000	1,500,000	2,900,000
Percentage of common stock owned in subsidiary	100.00%		100.00%																							100.00%	100.00%		100.00%
Approximate number procedures in the U.S. using lithotripters																												50,000
Remaining obligations under convertible notes														0	0
Business acquisition, outstanding debt paid													$ 520,012,000					$ 406,758,000	$ 406,800,000	$ 406,800,000						$ 40,000,000	$ 40,000,000
Product families																				175